LONG-TERM DEBT	12 Months Ended
Aug. 31, 2019
Disclosure of detailed information about borrowings [abstract]
LONG-TERM DEBT [Text Block]

11. LONG-TERM DEBT

	AUGUST 31, 2019	AUGUST 31, 2018

Bank of M ontreal ("BM O") senior secured term loan ("Term Loan") maturing M ay 31, 2022 at Bankers' Acceptance +2.50% (4.46%) with principal repayments starting February 28, 2020 based on a 10 year amortization (amended subsequent to year-end to M ay 31, 2020 - refer to Note 27)	$50,000	$-

Farm Credit Canada ("FCC") credit facility refinanced with BM O Term Loan	-	1,740

FCC real property loan refinanced with BM O Term Loan	-	1,194

FCC real property loan refinanced with BM O Term Loan	-	-

Atlantic Canada Opportunities Agency ("ACOA") Business Development Program loan maturing September 1, 2024 with a 7 year amortization, bearing interest at an interest rate of 0%	314	406

Vehicle loans - five year term maturing June 17, 2024	98

Deferred financing costs	(836)	(42)

	49,576	3,298

Less: current portion of long term debt	(3,509)	(421)

Long-term portion	$46,067	$2,877

On November 30, 2018, the Company closed its third loan with FCC for $10,000. Transaction costs of $149 were incurred in connection with this loan, which had been capitalized against the loan balance. This loan, along with the other two FCC loans noted in the above table, were refinanced with the BMO Term Loan described below. Since the third loan was only outstanding during the current fiscal year, it has not been disclosed in the above table.

On May 31, 2019, the Company closed a credit facility with Bank of Montreal (“BMO”) as lead arranger and agent as well as a syndicate including three other lenders. The facility consists of a $115,000 term loan (“Term Loan”) and a $25,000 revolving credit facility (“Revolver”, or together, the “Facilities”), both of which mature on May 31, 2022. Included in the facility is an uncommitted option to increase the Facilities by an incremental $35,000 to a total of $175,000, subject to agreement by BMO and the syndicate lenders and satisfaction of certain legal and business conditions.

The Facilities are secured by assets of the Company and its subsidiaries. The proceeds of the term loan will be used to fund the Phase 4 and 5 expansions of the Moncton campus and were also used to refinance the Company’s long-term debt with FCC. The revolving credit facility may be used for general corporate and working capital purposes.

Pursuant to the agreed upon conditions of the Facilities, the Company has initially drawn $50,000 of the Term Loan on closing and can continue to draw down additional funds as required up to the $115,000 Term Loan commitment through to November 30, 2019 (refer to Note 27 for amendment made subsequent to year-end extending date to March 31, 2020). Principal repayments on the Term Loan will commence on February 28, 2020 (refer to Note 27 for amendment made subsequent to year-end deferring start date to May 31, 2020) at a rate of 2.5% per quarter of the total Term Loan balance. The Company may, at its discretion, repay the balance of the Facilities without penalty, at any time.

Under the terms of the Credit Facility, the Company can elect, at its sole discretion, to receive advances under the Term Loan through certain availment options, which includes prime rate loans and bankers’ acceptances with maturity dates between 28 and 182 days. The Company, therefore, has the choice to continuously roll over the bankers’ acceptances upon their maturities or to convert the then outstanding principal and interest into prime rate loans at any time before May 31, 2022. The interest rate of the Facilities is a set margin over the above noted availment options, which may increase or decrease based on a pricing grid linked to the Company’s debt to EBITDA coverage at each quarter-end.

During the year ended August 31, 2019, the Company converted its outstanding principal amount under the Term Loan to bankers’ acceptances, which reduced the cash interest rate from 5.70% (effective interest rate of 6.39%) as at May 31, 2019 to 4.46% (effective interest rate of 5.18%) as at August 31, 2019. In accordance with IFRS 9, the loan conversion was determined to not be a modification of the loan terms. During the year ended August 31, 2019, the Company rolled over the facility on a monthly basis through bankers’ acceptances with an average cash interest rate of 4.80% .

Transaction costs incurred with respect to the Facilities totaled $1,101, which have been allocated against the Term Loan ($915) and Revolver ($186 split between prepaid assets and deferred charges) based on the relative balance of the fully drawn facilities. The effective interest rate for the Term Loan based on these capitalized transaction costs and the current cash interest rate is approximately 5.18% at August 31, 2019. The Facilities contain customary financial and restrictive covenants. The Company was in compliance with all covenants at August 31, 2019.

Subsequent to the year-end, the Company amended certain terms of the Facilities as disclosed in Note 27.

The FCC loans previously outstanding for the Company were extinguished and refinanced as part of the above noted Facilities. Previously capitalized transaction costs were recorded as a loss on the extinguishment of the FCC loans and have been included in financing costs for the period.

Principal repayments required on the long-term debt in the next five fiscal years are as follows:

2020	$3,830
2021	5,080
2022	41,330
2023	67
2024	60
Thereafter	45
Total	$50,412